WESTERN ASSET FUNDS, INC.

May 31, 2012

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF

WESTERN ASSET NON-U.S. OPPORTUNITY BOND FUND

Dated May 1, 2012

Effective August 1, 2012, Western Asset Non-U.S. Opportunity Bond Fund will be renamed Western Asset Global Government Bond Fund.

The changes to the Fund’s investment policies described below will be effective on August 1, 2012.

The fifth paragraph under the heading “Certain Non-Fundamental Investment Limitations” in the Statement of Additional Information of the Fund is deleted and replaced with the following:

As a non-fundamental limitation, Western Asset Global Government Bond Fund intends to: Under normal market conditions, invest at least 80% of its net assets in the debt and fixed income securities issued by the U.S. government and non-U.S. governments and related agencies and instrumentalities. These securities can be denominated in either U.S. dollars or non-U.S. currencies.

The following information is added to the table under the heading “Management of the Funds – Other Accounts Managed by Portfolio Managers”:

Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Asset managed for which Advisory Fee is Performance- Based ($)
Gordon Brown
As of March 31, 2011
Registered Investment Companies	0	0	0	0
Other pooled investment vehicle	6	2,158,899,430	0	0
Other accounts	5	1,579,267,024	0	0
Andrew Cormack
As of March 31, 2011
Registered Investment Companies	0	0	0	0
Other pooled investment vehicle	1	86,199,918	0	0
Other accounts	4	1,424,699,008	0	0
Andrew Belshaw
As of March 31, 2011
Registered Investment Companies	1	370,764,448	0	0
Other pooled investment vehicle	48	10,717,867,277	2	240,716,265
Other accounts	116	33,952,829,776	30	6,273,752,942
Chris Orndorff
As of March 31, 2011
Registered Investment Companies	1	466,044,139	0	0
Other pooled investment vehicle	1	66,954,726	0	0
Other accounts	3	1,017,437,363	0	0

The third paragraph under the heading “Other Information” in the Statement of Additional Information of the Fund is supplemented with the following:

Prior to August 1, 2012, the Western Asset Global Government Bond Fund was known as the Western Asset Non-U.S. Opportunity Bond Fund.

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